Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
2.93 – 31.20 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	$ 2.93	$ 2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 31.2	$ 31.2
Options Outstanding, Number Outstanding (in Shares)	15,419	15,419
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 6 months 25 days	2 years 9 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 6.49	$ 6.49
2.93 – 31.20 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares)	15,419	15,419
Options Exercisable, Weighted Average Exercise Price	$ 6.49	$ 6.49
48.75 – 123.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	48.75	48.75
Options Outstanding, Range of Exercise Price Upper limit	$ 123	$ 123
Options Outstanding, Number Outstanding (in Shares)	18,117	18,117
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	11 months 23 days	1 year 2 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 79.87	$ 79.87
48.75 – 123.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares)	18,117	18,117
Options Exercisable, Weighted Average Exercise Price	$ 79.87	$ 79.87
154.50 – 228.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	154.5	154.5
Options Outstanding, Range of Exercise Price Upper limit	$ 228	$ 228
Options Outstanding, Number Outstanding (in Shares)	7,633	7,633
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 9 months	4 years
Options Outstanding, Weighted Average Exercise Price	$ 225.72	$ 225.72
154.50 – 228.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares)	7,633	7,633
Options Exercisable, Weighted Average Exercise Price	$ 225.72	$ 225.72
2.93 – 228.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	2.93	2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 228	$ 228
Options Outstanding, Number Outstanding (in Shares)	41,169	41,169
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 1 month 2 days	2 years 4 months 2 days
Options Outstanding, Weighted Average Exercise Price	$ 79.43	$ 79.43
2.93 – 228.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares)	41,169	41,169
Options Exercisable, Weighted Average Exercise Price	$ 79.43	$ 79.43